Subsequent Events (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	Jul. 18, 2025	May 26, 2025	Apr. 04, 2025	Mar. 31, 2025	Mar. 31, 2024
Subsequent Event [Line Items]
Operating lease, right-of-use asset				¥ 880	¥ 6,778
Operating lease liabilities				¥ 881
Subsequent Event [Member]
Subsequent Event [Line Items]
Lease term			2 years
Monthly rent			¥ 592
Operating lease, right-of-use asset			13,993
Operating lease liabilities			¥ 13,993
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Number of ordinary shares	3,750,000
Sale of stock, price per share	¥ 4.0
Proceeds from issuance initial public offering	¥ 13,370
Subsequent Event [Member] | Mr. Hidetoshi Yokoyama [Member]
Subsequent Event [Line Items]
Principal amount		¥ 46,618
Interest rate, percentage		0.90%
Maturity date		Jul. 31, 2025